LOANS AND LEASES - Financial Difficulty Modifications (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 6,731
Financing Receivable Percentage of Class of loans and leases	0.0006
Principal Forgiveness
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0
Financing Receivable, Modified, Increase (Decrease) from Modification	0
Payment Delay
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	3,251
Extended Maturity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 3,425
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Term Extension	0.7 years
Contractual Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction	2.00%
Term Extension and Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 55
Commercial
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 4,510
Financing Receivable Percentage of Class of loans and leases	0.0013
Commercial | Principal Forgiveness
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0
Financing Receivable, Modified, Increase (Decrease) from Modification	0
Commercial | Payment Delay
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	1,181
Commercial | Extended Maturity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 3,329
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Term Extension	0.2 years
Commercial | Contractual Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction	0.00%
Commercial | Term Extension and Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0
Residential real estate
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 2,040
Financing Receivable Percentage of Class of loans and leases	0.0015
Residential real estate | Principal Forgiveness
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0
Financing Receivable, Modified, Increase (Decrease) from Modification	0
Residential real estate | Payment Delay
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	1,889
Residential real estate | Extended Maturity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 96
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Term Extension	11.4 years
Residential real estate | Contractual Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0
Financing Receivable Restructured Loans Not Considered TDRs Weighted Average Interest Rate Reduction	2.00%
Residential real estate | Term Extension and Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 55
Home equity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 181
Financing Receivable Percentage of Class of loans and leases	0.0002
Home equity | Principal Forgiveness
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0
Home equity | Payment Delay
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	181
Home equity | Extended Maturity
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	0
Home equity | Contractual Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	0
Home equity | Term Extension and Interest Rate Reduction
Financing Receivable, Troubled Debt Restructuring [Line Items]
Financing Receivable, Modified in Period, Amount	$ 0